Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Accounts Receivable by Component (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of accounts receivable [line items]
Contract assets	$ 25,062,219		$ 28,573,717
Allowance of expected credit losses	(38,194,997)		(42,079,056)
Trade and other receivables	216,202,273		208,148,699
Non-current subscribers, distributors and contractual assets	9,400,123	$ 556	8,724,497
Total current subscribers, distributors and contractual assets	206,802,150	$ 12,242	199,424,202
Cost [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	156,569,986		154,659,093
Cost [member] | Telecommunications carriers for network interconnection and other services [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	2,960,653		3,519,170
Cost [member] | Recoverable taxes [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	57,501,535		46,947,187
Cost [member] | Sundry debtors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 12,302,877		$ 16,528,588